Other Assets and Liabilities (Summarized Financial Information of Morgan Stanley) (Detail) - Morgan Stanley [Member] - JPY (¥) ¥ in Billions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Equity Method Investment, Summarized Financial Information, Assets
Trading assets	¥ 29,392	¥ 29,008
Securities purchased under agreements to resell	10,718	8,525
Securities borrowed	15,416	14,431
Total assets	97,223	91,207
Equity Method Investment, Summarized Financial Information, Liabilities and Equity
Deposits	19,948	17,043
Customer and other payables	21,431	20,709
Borrowings	21,165	20,713
Total liabilities	88,134	82,762
Noncontrolling interests	130	155
Equity Method Investment, Summarized Financial Information, Income and Loss
Net revenues	4,365	4,354	¥ 3,939
Total non-interest expenses	3,170	3,133	2,871
Income from continuing operations before income taxes	1,195	1,221	1,068
Net income applicable to Morgan Stanley	¥ 944	¥ 759	¥ 730